Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (25,873,000)	$ (9,485,000)	$ (17,971,000)	$ (14,704,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	48,000	138,000	161,000	349,000
Restricted stock compensation expense	84,000	228,000	266,000	308,000
Depreciation expense	198,000	232,000	305,000	617,000
Loss on disposal of equipment	20,000	1,000	1,000	15,000
Warrant liability fair value adjustment	(1,227,000)	(9,171,000)	(12,780,000)	(564,000)
Gain on warrant extinguishment	(9,613,000)	0
Non-cash interest income	16,000	(1,000)	(1,000)	(1,000)
Deferred revenue	(30,000)	31,000
Debt discount and deferred finance costs amortization	20,315,000	6,567,000	14,268,000
Loss on debt settlements	2,952,000	0
Changes in assets and liabilities:
Decrease in prepaid expenses and other assets	276,000	610,000	260,000	9,000
Increase in accounts receivable	(94,000)	(94,000)	(138,000)	(52,000)
Decrease (increase) in inventories	(338,000)	190,000	95,000	(420,000)
Increase (decrease) in accounts payable and accrued expenses	1,767,000	312,000	1,507,000	(1,757,000)
Increase in deferred revenue			30,000
Decrease in other non-current liabilities	(160,000)	(155,000)	(216,000)	(220,000)
Net cash used in operating activities	(11,659,000)	(10,597,000)	(14,213,000)	(16,420,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(372,000)	(245,000)	(258,000)	(170,000)
Increase in restricted cash	0	(1,087,000)	(1,087,000)
Proceeds from sales of property, plant and equipment				180,000
Net cash provided by (used in) investing activities	(372,000)	(1,332,000)	(1,345,000)	10,000
Cash flows from financing activities:
Increase in restricted cash	0	(29,200,000)	(26,200,000)
Net proceeds from the release of restricted cash	7,901,000	0
Net proceeds from sale of Series B and Series C preferred shares	2,278,000	0
Net proceeds from convertible debt financing	0	31,436,000	31,226,000
Net proceeds from sale of stock and exercise of warrants	15,000	704,000	2,383,000	8,655,000
Net cash provided by financing activities	10,194,000	2,940,000	7,409,000	8,655,000
Foreign currency effects on cash and cash equivalents	(77,000)	71,000	(49,000)	(107,000)
Net decrease in cash and cash equivalents	(1,914,000)	(8,918,000)	(8,198,000)	(7,862,000)
Cash and cash equivalents:
Beginning of period	4,409,000	12,607,000	12,607,000	20,469,000
End of period	2,495,000	3,689,000	4,409,000	12,607,000
Supplemental non-cash activities:
Conversion of convertible notes	26,199,000	0	649,000
Fair value of warrants issued	0	28,133,000	28,472,000	4,247,000
Fair value of warrants exercised	19,000	245,000	$ 726,000	$ 123,000
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of Series A and Series B preferred shares	2,360,000	0
Redemption of Series A and Series B preferred shares	(2,360,000)	0
Series C Warrants [Member]
Cash flows from financing activities:
Release of restricted cash for extinguishment of Series C Warrants	7,876,000	0
Cash paid to extinguish of Series C Warrants	$ (7,876,000)	$ 0